FINANCE LEASES (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 121,450
Future finance charges	(44,415)
Total Financial lease liabilities	77,035
Total minimum lease payments	77,035
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	8,328
Total minimum lease payments	8,030
Later than one year but not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	33,312
Total minimum lease payments	27,208
Later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	79,810
Total minimum lease payments	$ 41,797